COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2016	$ 394,388
2017	404,296
2018	414,399
2019	424,701
2020	435,326
Thereafter	1,569,253
Total	3,642,363
Operating lease expense	384,728	$ 340,640
Trade letters of credit outstanding	$ 5,664,249	$ 7,846,882